Equity (Details) - Schedule of issued and outstanding share capital - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Issued And Outstanding Share Capital Abstract
Balance at January 1, 2022	3,091,740
Issuance of share capital – June 2022 Financing Round (Note 5e)	335,000
Exercise of Pre-funded March 2021 warrants (Note 5d)	100,000	118,156
Balance at June 30, 2022	3,526,740	3,091,740